Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Financial Instruments at the End of the Reporting Period (Details) - Financial Instruments [Member]	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Financial assets
Financial assets, at amortised cost	RM 36,214,258		RM 4,637,279	$ 8,100,899
Trade and other receivables (excluding prepayments)	86,627,637		28,482,963	19,378,051
Loan receivables	75,307,561	$ 16,845,821	36,576,636
Finance assets, at fair value through other comprehensive income	127,618,662		38,368,829	28,547,482
Finance assets, at fair value through profit or loss			72,793
Financial liabilities
Trade and other payables	19,737,412		19,383,929	4,415,133
Bank and other borrowings	815,359		922,599	182,391
Amount due to related parties	2,177,580		1,300,359	487,111
Warrant liabilities	RM 148,887		RM 1,964,335	$ 33,305